Pension and Postretirement Benefits: Schedule of the components of net periodic benefit cost (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of the components of net periodic benefit cost:
Schedule of the components of net periodic benefit cost
	2011	2010	2009
Service cost	1,956	1,178	515
Amortization of prior service cost	603	144	–
Interest cost	2,132	1,837	1,037
Net periodic benefit cost	4,691	3,159	1,552